Trade and Other Receivables	9 Months Ended
Sep. 30, 2019
Trade and other receivables [abstract]
Trade and Other Receivables

6	Trade and other receivables

	September 30, 2019	December 31, 2018
	$	$
Trade accounts receivable (net of expected credit losses of $55 (December 31, 2018 - $55)	256	142
Value added tax	310	49
Other	21	103
	587	294